UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22700

Exchange Listed Funds Trust
(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) – 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Horizons S&P 500® Covered Call ETF

Annual Report

April 30, 2017

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2017

Management’s Discussion of Fund Performance	1
Schedule of Portfolio Investments	3
Schedule of Written Call Options	9
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	30
Disclosure of Fund Expenses	31
Other Information	32
Additional Information	33
Trustees	34
Officers	35

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.horizonsetfs.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector. The Fund risks not benefiting from potential increases in the value of underlying securities above the exercise prices of the written covered call options, and are subject to the risk of declines in the value of such securities.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons S&P 500® Covered Call ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2017 (Unaudited)

General Review

For the period from May 1, 2016 to April 30, 2017 (“Fiscal Period”), the Horizons S&P S&P 500® Covered Call ETF’s (“HSPX” or the “Fund”) net asset value per share had a positive return of 14.29% inclusive of distributions paid to unitholders. This compares to the S&P 500® Stock Covered Call Index (“SPXCC Index”)i, which returned 13.84% for the same period, on a total return basis. HSPX had an average monthly distribution yield of 3.23% over the Fiscal Period based on the aggregate distribution of $1.5379 made by HSPX to unitholders for the same period. The market price of the Fund as at April 30, 2017 was $47.74.

Market Review

The S&P 500® Index (“SPX Index”)ii increased by 17.92%, on a total return basis during the Fiscal Period. The fiscal year can be broken down in two distinct trading environments: the period preceding the U.S. Presidential election and the period following it. Between April 29, 2016 and November 8, 2016, the SPX Index traded in a relatively narrow range, spending most of the time between 2050 and 2200. Following President Trump’s election, however, the market outlook brightened and the SPX Index increased 12.49% during that time. The financial sector was the biggest beneficiary of this reinvigorated bull market. During the period from November 8, 2016 to April 28, 2017, the financial sector increased 17.8%, the strongest performing sector. A steepening yield curve due to an improved growth outlook is considered beneficial for the financial sector’s profitability. Another strong sector was information technology, which would benefit from the current administration’s plans to reduce corporate income taxes. The energy sector continued to struggle. It was the only sector to be down over the Fiscal Period, and the worst performing sector for the second fiscal year in a row. Volatility levels continued to go lower, with the CBOE SPX Volatility Index ® (“VIX Index”) ending the fiscal period at 10.82, the lowest monthly close in over ten years. Generally, stock market increases result in lower realized volatility, lower implied volatility and lower net option premiumiii and this was reflected in the SPXCC Index returns which were lower than those of the S&P 500® for the period. This underperformance of the SPXCC Index was solely a result of the option buy-back costs which were higher than the premiums received. The standard deviation (annualized) of daily returns for the SPXCC Index was 8.5% versus 10.0% for the S&P 500® for the same period supporting the premise that the SPXCC Index may produce a lower volatility of returns. The Fund’s outperformance of the SPXCC Index resulted from our ability to buy back options earlier compared to the Index on roll date. Buying back some HSPX options earlier at a price similar to the Index avoids future upside in the value of those options and therefore many expensive roll trades on the expiry date.

Option Writing Strategy

HSPX seeks to replicate the performance of the SPXCC Index. The SPXCC Index seeks to provide higher returns than the S&P 500® Index, with lower volatility, in most market environments with the exception of when the stock market is rapidly rallying. During each month, options are generally written on up to 100% of the equities in the HSPX portfolio, where possible. Premiums are received from selling call options approximately 0.75 annualized standard deviations out-of-the-money (“OTM”). Call options are written to a 100% position coverage if the delta of the target OTM strike price is less than, or equal to, 0.30. Otherwise, the call option position coverage is adjusted to a delta of 0.25. HSPX’s monthly distributions are not fixed, but vary as the premiums generated from covered calliv writing are earned and passed through. Monthly distributions could change with changes in implied volatility, time to expiration and dividends received from securities in the portfolio during an option expiry period.

Rebalancing

The HSPX equity positions are rebalanced quarterly with the SPXCC Index and the S&P 500®. The most recent rebalancing was performed on March 17, 2017. The SPXCC Index, and thus the HSPX portfolio, made adjustments to its equity holdings for corporate actions and additions/deletions at the same time as the S&P 500® to ensure efficient tracking to this underlying index.

[i]	The S&P 500® Stock Covered Call Index measures the performance of a hypothetical portfolio that employs a covered call strategy on the S&P 500.

ii	The S&P 500® is an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization.

iii
An option is a contract sold by one party to another that gives the buyer the right, but not the obligation, to buy (call) or sell (put) a stock at an agreed upon price within a certain period or on a specific date.

iv
A covered call option involves holding a long position in a particular asset, in this case U.S. common equities, and writing a call option on that same asset with the goal of realizing additional income from the option premium.

Horizons S&P 500® Covered Call ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2017 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

		Average Annual Return as of 4/30/17			Expense Ratio *
	Inception Date of the Fund	1 Year	3 Year	Since Inception	Gross	Net
HSPX	6/24/2013	14.29%	6.49%	9.03%	0.65%	0.65%
SPXCC Index	6/24/2013	13.84%	6.02%	8.95%
SPX Index	6/24/2013	17.92%	10.47%	13.77%

*	Reflects the annualized expense ratio as reported in the Prospectus dated August 29, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For HSPX’s most recent month end performance, please visit www.horizonsetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

See definitions of the SPXCC Index and SPX Index in Management’s Discussion of Fund Performance.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	April 30, 2017

Security Description	Shares	Value ($)
COMMON STOCKS 100.8%^
Consumer Discretionary 12.6%
Advance Auto Parts, Inc.	237	33,687
Amazon.com, Inc.*	1,255	1,160,862
AutoNation, Inc.*	209	8,778
AutoZone, Inc.*	100	69,219
Bed Bath & Beyond, Inc.	473	18,329
Best Buy Co., Inc.	860	44,557
BorgWarner, Inc.	636	26,890
CarMax, Inc.*	604	35,334
Carnival Corp., Class A	1,350	83,390
CBS Corp., Class B	1,228	81,736
Charter Communications, Inc., Class A*	681	235,054
Chipotle Mexican Grill, Inc.*	100	47,447
Coach, Inc.	900	35,451
Comcast Corp., Class A	15,000	587,849
D.R. Horton, Inc.	1,073	35,291
Darden Restaurants, Inc.	405	34,502
Delphi Automotive PLC	867	69,707
Discovery Communications, Inc., Class A*	497	14,304
Discovery Communications, Inc., Class C*	700	19,586
Dish Network Corp.*	735	47,363
Dollar General Corp.	808	58,750
Dollar Tree, Inc.*	743	61,498
Expedia, Inc.	390	52,151
Foot Locker, Inc.	429	33,179
Ford Motor Co.	12,300	141,081
Gap, Inc.	700	18,340
Garmin, Ltd.	389	19,777
General Motors Co.	4,300	148,952
Genuine Parts Co.	460	42,329
Goodyear Tire & Rubber Co.	800	28,984
H&R Block, Inc.	675	16,733
Hanesbrands, Inc.	1,252	27,306
Harley-Davidson, Inc.	578	32,836
Hasbro, Inc.	356	35,283
Kohl's Corp.	578	22,559
L Brands, Inc.	771	40,717
Leggett & Platt, Inc.	441	23,170
Lennar Corp.	623	31,462
LKQ Corp.*	963	30,084
Lowe's Cos., Inc.	2,743	232,826
Macy's, Inc.	963	28,139
Marriott International, Inc., Class A	1,000	94,420
Mattel, Inc.	1,112	24,931
McDonald's Corp.	2,600	363,817
Michael Kors Holdings, Ltd.*	530	19,785
Mohawk Industries, Inc.*	200	46,958
Netflix.com, Inc.*	1,360	206,992
Newell Rubbermaid, Inc.	1,525	72,803
News Corp., Class A	1,251	15,913
News Corp., Class B	362	4,706
Nike, Inc., Class B	4,226	234,163
Nordstrom, Inc.	386	18,632
Omnicom Group, Inc.	749	61,508
O'Reilly Automotive, Inc.*	300	74,445
Polo Ralph Lauren Corp.	178	14,368
Pulte Group, Inc.	927	21,015
PVH Corp.	251	25,359
Ross Stores, Inc.	1,260	81,900
Royal Caribbean Cruises, Ltd.	530	56,498
Scripps Networks Interactive, Inc., Class A	311	23,238
Signet Jewelers, Ltd.	235	15,472
Staples, Inc.	2,134	20,849
Starbucks Corp.	4,622	277,597
Target Corp.	1,750	97,738
TEGNA, Inc.	732	18,651
The Home Depot, Inc.	3,851	601,140
The Interpublic Group of Cos., Inc.	1,304	30,735
The Priceline Group, Inc.*	156	288,104
The TJX Companies, Inc.	2,069	162,706
The Walt Disney Co.	4,600	531,760
Tiffany & Co.	334	30,611
Time Warner, Inc.	2,449	243,112
Tractor Supply Co.	434	26,869
TripAdvisor, Inc.*	373	16,789
Twenty-First Century Fox, Inc., Class A	3,325	101,546
Twenty-First Century Fox, Inc., Class B	1,558	46,522
Ulta Salon Cosmetics*	181	50,941
Under Armour, Inc., Class A*	594	12,765
Under Armour, Inc., Class C*	623	12,092
VF Corp.	1,062	58,017
Viacom, Inc., Class B	1,100	46,816
Whirlpool Corp.	226	41,964
Wyndham Worldwide Corp.	335	31,929
Wynn Resorts, Ltd.	264	32,475
Yum! Brands, Inc.	1,078	70,879
		8,145,022
Consumer Staples 9.4%
Altria Group, Inc.	6,150	441,447
Archer-Daniels-Midland Co.	1,833	83,860
Brown-Forman Corp., Class B	559	26,452
Campbell Soup Co.	630	36,250
Church & Dwight Co., Inc.	800	39,624

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2017

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, Continued
Clorox Co.	400	53,476
Coca-Cola Co.	12,246	528,414
Colgate-Palmolive Co.	2,800	201,712
ConAgra Foods, Inc.	1,304	50,569
Constellation Brands, Inc., Class A	540	93,172
Costco Wholesale Corp.	1,400	248,528
Coty, Inc.	1,509	26,936
CVS Health Corp.	3,225	265,869
Dr. Pepper Snapple Group, Inc.	578	52,974
Estee Lauder Cos., Class A	700	60,998
General Mills, Inc.	1,860	106,969
Hormel Foods Corp.	886	31,081
Kellogg Co.	818	58,078
Kimberly-Clark Corp.	1,137	147,526
Kroger Co.	2,900	85,985
McCormick & Co., Inc.	363	36,264
Mead Johnson Nutrition Co.	578	51,280
Molson Coors Brewing Co., Class B	575	55,137
Mondelez International, Inc.	4,830	217,494
Monster Beverage Corp.*	1,252	56,816
PepsiCo, Inc.	4,534	513,611
Philip Morris International	4,904	543,559
Procter & Gamble Co.	8,100	707,373
Reynolds American, Inc.	2,600	167,700
Sysco Corp.	1,600	84,592
The Hershey Co.	434	46,959
The J.M. Smucker Co.	361	45,746
The Kraft Heinz Co.	1,906	172,283
Tyson Foods, Inc., Class A	900	57,834
Walgreens Boots Alliance, Inc.	2,706	234,177
Wal-Mart Stores, Inc.	4,760	357,857
Whole Foods Market, Inc.	990	36,006
		6,024,608
Energy 6.4%
Anadarko Petroleum Corp.	1,774	101,153
Apache Corp.	1,198	58,271
Baker Hughes, Inc.	1,348	80,031
Cabot Oil & Gas Corp.	1,478	34,349
Chesapeake Energy Corp.*	2,338	12,298
Chevron Corp.	6,000	640,200
Cimarex Energy Co.	311	36,287
Concho Resources, Inc.*	464	58,770
ConocoPhillips, Inc.	3,900	186,849
Devon Energy Corp.	1,655	65,356
EOG Resources, Inc.	1,806	167,055
Equities Corp.	548	31,861
Exxon Mobil Corp.	13,173	1,075,576
Halliburton Co.	2,752	126,262
Helmerich & Payne, Inc.	349	21,163
Hess Corp.	858	41,896
Kinder Morgan, Inc.	6,050	124,812
Marathon Oil Corp.	2,736	40,684
Marathon Petroleum Corp.	1,650	84,051
Murphy Oil Corp.	536	14,032
National-Oilwell Varco, Inc.	1,200	41,964
Newfield Exploration Co.*	626	21,672
Noble Energy, Inc.	1,348	43,581
Occidental Petroleum Corp.	2,400	147,696
ONEOK, Inc.	688	36,196
Phillips 66	1,404	111,702
Pioneer Natural Resources Co.	540	93,415
Range Resources Corp.	623	16,503
Schlumberger, Ltd.	4,400	319,396
TechnipFMC PLC*	1,450	43,689
Tesoro Corp.	371	29,572
Transocean, Ltd.*	1,236	13,633
Valero Energy Corp.	1,439	92,974
Williams Cos., Inc.	2,600	79,638
		4,092,587
Financials 14.2%
Affiliated Managers Group	175	28,978
AFLAC, Inc.	1,272	95,247
Allstate Corp.	1,157	94,053
American Express Co.	2,400	190,200
American International Group, Inc.	2,949	179,624
Ameriprise Financial, Inc.	500	63,925
AON PLC	835	100,066
Arthur J. Gallagher & Co.	578	32,258
Assurant, Inc.	181	17,419
Bank of America Corp.	31,700	739,878
Bank of New York Mellon Corp.	3,288	154,733
BB&T Corp.	2,565	110,757
Berkshire Hathaway, Inc., Class B*	6,010	992,912
BlackRock, Inc., Class A	384	147,675
Capital One Financial Corp.	1,532	123,142
CBOE Holdings, Inc.	288	23,734
Chubb, Ltd.	1,478	202,855
Cincinnati Financial Corp.	488	35,180
Citigroup, Inc.	8,750	517,300
Citizens Financial Group	1,617	59,360
CME Group, Inc.	1,060	123,161
Comerica, Inc.	540	38,178
Discover Financial Services, Inc., Class A	1,200	75,108

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2017

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, Continued
E*Trade Financial Corp.*	867	29,955
Fifth Third BanCorp	2,398	58,583
Franklin Resources, Inc.	1,125	48,499
Goldman Sachs Group, Inc.	1,174	262,741
Hartford Financial Services Group, Inc.	1,198	57,935
Huntington Bancshares, Inc.	3,522	45,293
Intercontinental Exchange, Inc.	1,887	113,597
Invesco, Ltd.	1,282	42,229
JPMorgan Chase & Co.	11,345	987,015
KeyCorp	3,417	62,326
Leucadia National Corp.	1,000	25,390
Lincoln National Corp.	726	47,865
Loews Corp.	869	40,513
M&T Bank Corp.	500	77,705
Marsh & McLennan Cos., Inc.	1,628	120,684
MetLife, Inc.	3,440	178,226
Moody's Corp.	537	63,538
Morgan Stanley	4,583	198,765
Navient Corp.	1,014	15,413
Northern Trust Corp.	675	60,750
People's United Financial, Inc.	1,019	17,802
PNC Financial Services Group	1,545	185,014
Principal Financial Group, Inc.	829	53,993
Progressive Corp.	1,833	72,807
Prudential Financial, Inc.	1,348	144,276
Raymond James Financial, Inc.	400	29,808
Regions Financial Corp.	3,902	53,653
S&P Global, Inc.	808	108,426
State Street Corp.	1,142	95,814
SunTrust Banks, Inc.	1,557	88,453
Synchrony Financial	2,430	67,554
T. Rowe Price Group, Inc.	771	54,656
The Charles Schwab Corp.	3,840	149,184
The NASDAQ OMX Group, Inc.	362	24,931
Torchmark Corp.	349	26,772
Travelers Companies, Inc.	900	109,494
U.S. BanCorp	5,054	259,169
Unum Group	726	33,636
Wells Fargo & Co.	14,300	769,912
Willis Towers Watson PLC	400	53,048
XL Group PLC	846	35,405
Zions Bancorporation	649	25,979
		9,142,551
Health Care 14.0%
Abbott Laboratories	5,476	238,973
AbbVie, Inc.	5,051	333,062
Aetna, Inc.	1,116	150,737
Agilent Technologies, Inc.	1,022	56,261
Alexion Pharmaceuticals, Inc.*	700	89,446
Allergan PLC	1,190	290,193
AmerisourceBergen Corp.	540	44,307
Amgen, Inc.	2,330	380,535
Anthem, Inc.	829	147,471
Baxter International, Inc.	1,547	86,137
Becton Dickinson & Co.	675	126,205
Biogen, Inc.*	680	184,423
Boston Scientific Corp.*	4,300	113,434
Bristol-Myers Squibb Co.	5,302	297,177
C.R. Bard, Inc.	25	7,687
Cardinal Health, Inc.	1,016	73,751
Celgene Corp.*	2,460	305,163
Centene Corp.*	549	40,846
Cerner Corp.*	900	58,275
CIGNA Corp.	810	126,660
Cooper Cos., Inc.	159	31,852
Danaher Corp.	1,939	161,577
DaVita Healthcare Partners, Inc.*	495	34,160
DENTSPLY Sirona, Inc.	746	47,177
Edwards Lifesciences Corp.*	657	72,053
Eli Lilly & Co.	3,073	252,170
Envision Healthcare Corp.*	353	19,779
Express Scripts Holding, Inc.*	1,934	118,632
Gilead Sciences, Inc.	4,120	282,426
HCA Holdings, Inc.*	910	76,631
Henry Schein, Inc.*	255	44,319
Hologic, Inc.*	899	40,590
Humana, Inc.	465	103,221
IDEXX Laboratories, Inc.*	270	45,287
Illumina, Inc.*	455	84,111
Incyte Corp.*	545	67,733
Intuitive Surgical, Inc.*	114	95,289
Johnson & Johnson	8,600	1,061,843
Laboratory Corp. of America Holdings*	315	44,147
Mallinckrodt PLC*	316	14,827
McKesson Corp.	665	91,963
Medtronic PLC	4,330	359,780
Merck & Co., Inc.	8,716	543,268
Mettler-Toledo International, Inc.*	85	43,641
Mylan NV*	1,472	54,979
Patterson Cos., Inc.	289	12,858
PerkinElmer, Inc.	356	21,150
Perrigo Co. PLC	460	34,012
Pfizer, Inc.	18,863	639,833
Quest Diagnostics, Inc.	435	45,897

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2017

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, Continued
Regeneron Pharmaceuticals, Inc.*	240	93,238
Stryker Corp.	990	135,006
Thermo Fisher Scientific, Inc.	1,230	203,355
UnitedHealth Group, Inc.	3,009	526,213
Universal Health Services, Class B	284	34,296
Varian Medical Systems, Inc.*	311	28,220
Vertex Pharmaceuticals, Inc.*	799	94,522
Waters Corp.*	250	42,473
Zimmer Biomet Holdings, Inc.	630	75,380
Zoetis, Inc.	1,552	87,083
		9,015,734
Industrials 10.2%
3M Co.	1,880	368,160
Acuity Brands, Inc.	145	25,535
Alaska Air Group, Inc.	400	34,036
Allegion PLC	316	24,850
American Airlines Group, Inc.	1,600	68,192
AMETEK, Inc.	734	41,985
Arconic, Inc.	1,400	38,262
C.H. Robinson Worldwide, Inc.	449	32,642
Caterpillar, Inc.	1,858	189,999
Cintas Corp.	273	33,434
CSX Corp.	2,965	150,741
Cummins, Inc.	500	75,470
Deere & Co.	920	102,681
Delta Air Lines, Inc.	2,338	106,239
Dover Corp.	500	39,440
Eaton Corp. PLC	1,439	108,846
Emerson Electric Co.	2,040	122,971
Equifax, Inc.	389	52,635
Expeditors International of Washington, Inc.	591	33,149
Fastenal Co.	935	41,775
FedEx Corp.	765	145,121
Flowserve Corp.	422	21,467
Fluor Corp.	442	22,683
Fortive Corp.	969	61,299
Fortune Brands Home & Security, Inc.	482	30,723
General Dynamics Corp.	904	175,186
General Electric Co.	27,651	801,603
Honeywell International, Inc.	2,409	315,916
Illinois Tool Works, Inc.	990	136,709
Ingersoll-Rand PLC	833	73,929
J.B. Hunt Transport Services, Inc.	289	25,912
Jacobs Engineering Group, Inc.	406	22,298
Johnson Controls International PLC	2,995	124,502
Kansas City Southern Industries, Inc.	352	31,705
L3 Technologies, Inc.	244	41,912
Lockheed Martin Corp.	800	215,560
Masco Corp.	1,000	37,020
Nielsen Holdings PLC	1,075	44,215
Norfolk Southern Corp.	909	106,798
Northrop Grumman Corp.	550	135,278
PACCAR, Inc.	1,098	73,270
Parker Hannifin Corp.	415	66,732
Pentair PLC	540	34,835
Quanta Services, Inc.*	486	17,224
Raytheon Co.	927	143,880
Republic Services, Inc., Class A	747	47,054
Robert Half International, Inc.	392	18,052
Rockwell Automation, Inc.	400	62,940
Rockwell Collins, Inc.	416	43,301
Roper Technologies, Inc.	320	69,984
Ryder System, Inc.	169	11,477
Snap-on, Inc.	184	30,826
Southwest Airlines Co.	1,935	108,785
Stanley Black & Decker, Inc.	475	64,671
Stericycle, Inc.*	270	23,042
Textron, Inc.	880	41,061
The Boeing Co.	1,800	332,695
TransDigm Group, Inc.	162	39,970
Union Pacific Corp.	2,570	287,736
United Continental Holdings, Inc.*	900	63,189
United Parcel Service, Inc., Class B	2,180	234,263
United Rentals, Inc.*	275	30,157
United Technologies Corp.	2,365	281,411
Verisk Analytics, Inc.*	500	41,405
W.W. Grainger, Inc.	174	33,530
Waste Management, Inc.	1,301	94,686
Xylem, Inc.	596	30,640
		6,587,694
Information Technology 22.7%
Accenture PLC	1,973	239,325
Activision Blizzard, Inc.	2,192	114,532
Adobe Systems, Inc.*	1,578	211,042
Advanced Micro Devices, Inc.*	2,500	33,250
Akamai Technologies, Inc.*	560	34,126
Alliance Data Systems Corp.	175	43,685
Alphabet, Inc., Class A*	938	867,200
Alphabet, Inc., Class C*	943	854,320
Amphenol Corp., Class A	960	69,418
Analog Devices, Inc.	1,153	87,859
Apple, Inc.	16,700	2,398,955
Applied Materials, Inc.	3,417	138,764
Autodesk, Inc.*	629	56,654
Automatic Data Processing, Inc.	1,433	149,734

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2017

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, Continued
Broadcom, Ltd.	1,271	280,650
CA, Inc.	963	31,615
Cisco Systems, Inc.	15,900	541,713
Citrix Systems, Inc.*	500	40,470
Cognizant Technology Solutions Corp.*	1,927	116,063
Corning, Inc.	2,930	84,530
CSRA, Inc.	459	13,348
DXC Technology Co.	899	67,731
eBay, Inc.*	3,200	106,912
Electronic Arts, Inc.*	963	91,312
F5 Networks, Inc.*	213	27,505
Facebook, Inc.*	7,464	1,121,466
Fidelity National Information Services, Inc.	1,042	87,726
Fiserv, Inc.*	680	81,015
FLIR Systems, Inc.	446	16,382
Gartner Group, Inc.*	300	34,227
Global Payments, Inc.	482	39,408
Harris Corp.	399	44,644
Hewlett-Packard Co.	5,321	99,130
HP, Inc.	5,300	99,746
Intel Corp.	15,000	542,249
International Business Machines Corp.	2,720	435,989
Intuit, Inc.	770	96,412
Juniper Networks, Inc.	1,246	37,467
KLA-Tencor Corp.	500	49,110
Lam Research Corp.	519	75,177
MasterCard, Inc., Class A	2,986	347,332
Microchip Technology, Inc.	675	51,017
Micron Technology, Inc.*	3,270	90,481
Microsoft Corp.	24,500	1,677,270
Motorola Solutions, Inc.	535	45,994
NetApp, Inc.	850	33,873
NVIDIA Corp.	1,860	193,998
Oracle Corp.	9,508	427,480
Paychex, Inc.	1,000	59,280
PayPal Holdings, Inc.*	3,564	170,074
Qorvo, Inc.*	418	28,437
Qualcomm, Inc.	4,681	251,557
Red Hat, Inc.*	578	50,910
Salesforce.com, Inc.*	2,050	176,546
Seagate Technology PLC	931	39,223
Skyworks Solutions, Inc.	599	59,744
Symantec Corp.	1,926	60,919
Synopsys, Inc.*	460	33,902
TE Connectivity, Ltd.	1,128	87,273
Teradata Corp.*	410	11,964
Texas Instruments, Inc.	3,154	249,734
Total System Services, Inc.	540	30,947
VeriSign, Inc.*	280	24,898
Visa, Inc., Class A	5,904	538,563
Western Digital Corp.	900	80,163
Western Union Co.	1,536	30,505
Xerox Corp.	2,696	19,384
Xilinx, Inc.	800	50,488
Yahoo!, Inc.*	2,803	135,133
		14,617,950
Materials 2.9%
Air Products & Chemicals, Inc.	689	96,805
Albemarle Corp.	368	40,079
Avery Dennison Corp.	282	23,465
Ball Corp.	571	43,904
CF Industries Holdings, Inc.	766	20,483
E.I. Du Pont de Nemours & Co.	2,743	218,754
Eastman Chemical Co.	451	35,967
Ecolab, Inc.	833	107,532
FMC Corp.	441	32,294
Freeport-McMoRan, Inc.*	4,200	53,550
International Flavors & Fragrances, Inc.	259	35,895
International Paper Co.	1,316	71,025
LyondellBasell Industries NV, Class A	1,060	89,846
Martin Marietta Materials, Inc.	200	44,038
Monsanto Co.	1,389	161,971
Newmont Mining Corp.	1,655	55,956
Nucor Corp.	1,000	61,330
PPG Industries, Inc.	800	87,872
Praxair, Inc.	900	112,482
Sealed Air Corp.	623	27,424
Sherwin-Williams Co.	255	85,343
The Dow Chemical Co.	3,530	221,685
The Mosaic Co.	1,143	30,781
Vulcan Materials Co.	427	51,616
WestRock Co.	787	42,152
		1,852,249
Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	300	33,753
American Tower Corp.	1,348	169,767
Apartment Investment & Management Co., Class A	519	22,701
AvalonBay Communities, Inc.	429	81,441
Boston Properties, Inc.	487	61,654
CBRE Group, Inc., Class A*	952	34,091
Crown Castle International Corp.	1,154	109,168

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	April 30, 2017

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Real Estate, Continued
Digital Realty Trust, Inc.	500	57,420
Equinix, Inc.	224	93,565
Equity Residential	1,169	75,494
Essex Property Trust, Inc.	212	51,828
Extra Space Storage, Inc.	406	30,665
Federal Realty Investment Trust	226	29,581
General Growth Properties, Inc.	1,888	40,800
HCP, Inc.	1,509	47,307
Host Hotels & Resorts, Inc.	2,373	42,595
Iron Mountain, Inc.	795	27,634
Kimco Realty Corp.	1,348	27,351
Mid-America Apartment Communities, Inc.	350	34,724
Prologis, Inc.	1,702	92,606
Public Storage	465	97,362
Realty Income Corp.	820	47,847
Regency Centers Corporation	450	28,431
Simon Property Group, Inc.	1,004	165,921
SL Green Realty Corp.	330	34,627
The Macerich Co.	387	24,160
UDR, Inc.	867	32,374
Ventas, Inc.	1,124	71,947
Vornado Realty Trust	540	51,970
Welltower, Inc.	1,156	82,585
Weyerhaeuser Co.	2,356	79,798
		1,881,167
Telecommunication Services 2.3%
AT&T, Inc.	19,502	772,864
CenturyLink, Inc.	1,765	45,308
Level 3 Communications, Inc.*	937	56,932
Verizon Communications, Inc.	12,900	592,239
		1,467,343
Utilities 3.2%
AES Corp.	2,100	23,751
Alliant Energy Corp.	721	28,350
Ameren Corp.	754	41,236
American Electric Power Co., Inc.	1,547	104,933
American Water Works Co., Inc.	578	46,101
CenterPoint Energy, Inc.	1,368	39,029
CMS Energy Corp.	910	41,314
Consolidated Edison, Inc.	973	77,139
Dominion Resources, Inc.	1,970	152,537
DTE Energy Co.	550	57,525
Duke Energy Corp.	2,204	181,829
Edison International	1,012	80,930
Entergy Corp.	579	44,155
Eversource Energy	1,000	59,400
Exelon Corp.	2,911	100,808
FirstEnergy Corp.	1,387	41,527
NextEra Energy, Inc.	1,460	194,997
NiSource, Inc.	1,061	25,729
NRG Energy, Inc.	1,039	17,559
PG&E Corp.	1,598	107,146
Pinnacle West Capital Corp.	363	30,888
PPL Corp.	2,184	83,232
Public Service Enterprise Group, Inc.	1,617	71,229
SCANA Corp.	470	31,166
Sempra Energy	799	90,303
Southern Co.	3,130	155,874
WEC Energy Group, Inc.	1,002	60,641
Xcel Energy, Inc.	1,600	72,080
		2,061,408
TOTAL COMMON STOCKS (Cost $54,534,898)		64,888,313

TOTAL INVESTMENTS (Cost $54,534,898) — 100.8%		64,888,313
Other Net Assets (Liabilities):
Written Call Options (1.1)%		(688,637)
Other Net Assets 0.3%		212,968
Total Other Net Assets (Liabilities) (0.8)%		(475,669)
NET ASSETS 100.0%		$64,412,644

^
All or a portion of these investments are held as collateral for the written call options. As of April 30, 2017, the total fair value of securities held as collateral for the written call options is $49,414,074.

*	Non-income producing security

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of April 30, 2017:

	Value	% of Net Assets
Information Technology	$14,617,950	22.7%
Financials	9,142,551	14.2%
Health Care	9,015,734	14.0%
Consumer Discretionary	8,145,022	12.6%
Industrials	6,587,694	10.2%
Consumer Staples	6,024,608	9.4%
Energy	4,092,587	6.4%
Utilities	2,061,408	3.2%
Real Estate	1,881,167	2.9%
Materials	1,852,249	2.9%
Telecommunication Services	1,467,343	2.3%
Written Call Options	(688,637)	(1.1)%
Other Net Assets	212,968	0.3%
Total	$64,412,644	100.0%

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	April 30, 2017

Number of Contracts		Value ($)
Written Call Options (1.1)%
(15)	3M Co., Strike @ 195.00 Exp 5/19/17	(3,742)
(54)	Abbott Laboratories, Strike @ 45.00 Exp 5/19/17	(810)
(31)	AbbVie, Inc., Strike @ 65.00 Exp 5/19/17	(5,626)
(10)	Accenture PLC, Strike @ 120.00 Exp 5/19/17	(2,474)
(11)	Activision Blizzard, Inc., Strike @ 50.00 Exp 5/19/17	(3,464)
(1)	Acuity Brands, Inc., Strike @ 185.00 Exp 5/19/17	(75)
(15)	Adobe Systems, Inc., Strike @ 135.00 Exp 5/19/17	(2,093)
(2)	Advance Auto Parts, Inc., Strike @ 155.00 Exp 5/19/17	(115)
(17)	Advanced Micro Devices, Inc., Strike @ 14.00 Exp 5/19/17	(1,054)
(11)	Aetna, Inc., Strike @ 135.00 Exp 5/19/17	(2,767)
(1)	Affiliated Managers Group, Strike @ 170.00 Exp 5/19/17	(235)
(8)	AFLAC, Inc., Strike @ 75.00 Exp 5/19/17	(656)
(10)	Agilent Technologies, Inc., Strike @ 55.00 Exp 5/19/17	(940)
(5)	Air Products & Chemicals, Inc., Strike @ 140.00 Exp 5/19/17	(1,225)
(5)	Akamai Technologies, Inc., Strike @ 65.00 Exp 5/19/17	(635)
(2)	Alaska Air Group, Inc., Strike @ 90.00 Exp 5/19/17	(75)
(3)	Albemarle Corp., Strike @ 110.00 Exp 5/19/17	(803)
(3)	Alexandria Real Estate Equities, Inc., Strike @ 120.00 Exp 5/19/17	(68)
(7)	Alexion Pharmaceuticals, Inc., Strike @ 125.00 Exp 5/19/17	(3,709)
(2)	Allegion PLC, Strike @ 80.00 Exp 5/19/17	(140)
(11)	Allergan PLC, Strike @ 245.00 Exp 5/19/17	(4,922)
(1)	Alliance Data Systems Corp., Strike @ 270.00 Exp 5/19/17	(43)
(11)	Allstate Corp., Strike @ 82.50 Exp 5/19/17	(1,089)
(9)	Alphabet, Inc., Class A, Strike @ 895.00 Exp 5/19/17	(30,104)
(9)	Alphabet, Inc., Class C, Strike @ 875.00 Exp 5/19/17	(30,554)
(37)	Altria Group, Inc., Strike @ 72.50 Exp 5/19/17	(2,664)
(12)	Amazon.com, Inc., Strike @ 950.00 Exp 5/19/17	(6,629)
(4)	Ameren Corp., Strike @ 55.00 Exp 5/19/17	(300)
(16)	American Airlines Group, Inc., Strike @ 48.00 Exp 5/19/17	(96)
(7)	American Electric Power Co., Inc., Strike @ 67.50 Exp 5/19/17	(595)
(24)	American Express Co., Strike @ 82.50 Exp 5/19/17	(384)
(17)	American International Group, Inc., Strike @ 60.00 Exp 5/19/17	(3,026)
(7)	American Tower Corp., Strike @ 125.00 Exp 5/19/17	(1,733)
(3)	American Water Works Co., Inc., Strike @ 80.00 Exp 5/19/17	(263)
(5)	Ameriprise Financial, Inc., Strike @ 135.00 Exp 5/19/17	(175)
(5)	AmerisourceBergen Corp., Strike @ 85.00 Exp 5/19/17	(438)
(4)	AMETEK, Inc., Strike @ 55.00 Exp 5/19/17	(1,090)
(16)	Amgen, Inc., Strike @ 165.00 Exp 5/19/17	(2,160)
(9)	Amphenol Corp., Class A, Strike @ 75.00 Exp 5/19/17	(248)
(10)	Anadarko Petroleum Corp., Strike @ 60.00 Exp 5/19/17	(480)
(11)	Analog Devices, Inc., Strike @ 80.00 Exp 5/19/17	(413)
(8)	Anthem, Inc., Strike @ 175.00 Exp 5/19/17	(3,939)
(8)	AON PLC, Strike @ 125.00 Exp 5/19/17	(460)
(7)	Apache Corp., Strike @ 50.00 Exp 5/19/17	(543)
(4)	Apartment Investment & Management Co., Class A, Strike @ 45.00 Exp 5/19/17	(100)
(111)	Apple, Inc., Strike @ 145.00 Exp 5/19/17	(24,197)
(34)	Applied Materials, Inc., Strike @ 42.00 Exp 5/19/17	(1,734)
(18)	Archer-Daniels-Midland Co., Strike @ 47.00 Exp 5/19/17	(819)
(14)	Arconic, Inc., Strike @ 28.00 Exp 5/19/17	(798)
(1)	Assurant, Inc., Strike @ 97.50 Exp 5/19/17	(175)
(195)	AT&T, Inc., Strike @ 41.00 Exp 5/19/17	(1,560)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(6)	Autodesk, Inc., Strike @ 95.00 Exp 5/19/17	(630)
(11)	Automatic Data Processing, Inc., Strike @ 105.00 Exp 5/19/17	(1,733)
(2)	AutoNation, Inc., Strike @ 46.00 Exp 5/19/17	(20)
(1)	AutoZone, Inc., Strike @ 730.00 Exp 5/19/17	(180)
(3)	AvalonBay Communities, Inc., Strike @ 190.00 Exp 5/19/17	(833)
(2)	Avery Dennison Corp., Strike @ 85.00 Exp 5/19/17	(95)
(11)	Baker Hughes, Inc., Strike @ 60.00 Exp 5/19/17	(880)
(4)	Ball Corp., Strike @ 75.00 Exp 5/19/17	(1,150)
(317)	Bank of America Corp., Strike @ 24.00 Exp 5/19/17	(7,449)
(26)	Bank of New York Mellon Corp., Strike @ 48.00 Exp 5/19/17	(923)
(15)	Baxter International, Inc., Strike @ 55.00 Exp 5/19/17	(1,823)
(25)	BB&T Corp., Strike @ 45.00 Exp 5/19/17	(275)
(6)	Becton Dickinson & Co., Strike @ 190.00 Exp 5/19/17	(975)
(4)	Bed Bath & Beyond, Inc., Strike @ 42.50 Exp 5/19/17	(22)
(32)	Berkshire Hathaway, Inc., Class B, Strike @ 165.00 Exp 5/19/17	(7,663)
(8)	Best Buy Co., Inc., Strike @ 55.00 Exp 5/19/17	(196)
(6)	Biogen, Inc., Strike @ 285.00 Exp 5/19/17	(795)
(3)	BlackRock, Inc., Class A, Strike @ 390.00 Exp 5/19/17	(1,095)
(6)	BorgWarner, Inc., Strike @ 42.50 Exp 5/19/17	(510)
(4)	Boston Properties, Inc., Strike @ 140.00 Exp 5/19/17	(30)
(43)	Boston Scientific Corp., Strike @ 26.00 Exp 5/19/17	(3,418)
(40)	Bristol-Myers Squibb Co., Strike @ 55.00 Exp 5/19/17	(6,759)
(7)	Broadcom, Ltd., Strike @ 220.00 Exp 5/19/17	(3,360)
(9)	CA, Inc., Strike @ 33.00 Exp 5/19/17	(495)
(14)	Cabot Oil & Gas Corp., Strike @ 26.00 Exp 5/19/17	(210)
(3)	Campbell Soup Co., Strike @ 57.50 Exp 5/19/17	(368)
(15)	Capital One Financial Corp., Strike @ 87.50 Exp 5/19/17	(150)
(8)	Cardinal Health, Inc., Strike @ 75.00 Exp 5/19/17	(640)
(6)	CarMax, Inc., Strike @ 62.50 Exp 5/19/17	(225)
(9)	Carnival Corp., Class A, Strike @ 60.00 Exp 5/19/17	(1,913)
(18)	Caterpillar, Inc., Strike @ 100.00 Exp 5/19/17	(5,804)
(2)	CBOE Holdings, Inc., Strike @ 85.00 Exp 5/19/17	(70)
(9)	CBRE Group, Inc., Class A, Strike @ 36.00 Exp 5/19/17	(540)
(12)	CBS Corp., Class B, Strike @ 72.50 Exp 5/19/17	(258)
(16)	Celgene Corp., Strike @ 125.00 Exp 5/19/17	(2,936)
(5)	Centene Corp., Strike @ 75.00 Exp 5/19/17	(775)
(6)	CenterPoint Energy, Inc., Strike @ 28.00 Exp 5/19/17	(450)
(12)	CenturyLink, Inc., Strike @ 26.00 Exp 5/19/17	(510)
(9)	Cerner Corp., Strike @ 62.50 Exp 5/19/17	(2,520)
(6)	CF Industries Holdings, Inc., Strike @ 27.50 Exp 5/19/17	(390)
(6)	Charter Communications, Inc., Class A, Strike @ 355.00 Exp 5/19/17	(3,060)
(29)	Chevron Corp., Strike @ 105.00 Exp 5/19/17	(6,959)
(1)	Chipotle Mexican Grill, Inc., Strike @ 510.00 Exp 5/19/17	(113)
(14)	Chubb, Ltd., Strike @ 140.00 Exp 5/19/17	(665)
(8)	CIGNA Corp., Strike @ 165.00 Exp 5/19/17	(480)
(2)	Cimarex Energy Co., Strike @ 120.00 Exp 5/19/17	(385)
(2)	Cintas Corp., Strike @ 125.00 Exp 5/19/17	(160)
(159)	Cisco Systems, Inc., Strike @ 34.00 Exp 5/19/17	(11,129)
(87)	Citigroup, Inc., Strike @ 60.00 Exp 5/19/17	(5,524)
(5)	Citrix Systems, Inc., Strike @ 90.00 Exp 5/19/17	(75)
(4)	Clorox Co., Strike @ 140.00 Exp 5/19/17	(150)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(6)	CME Group, Inc., Strike @ 120.00 Exp 5/19/17	(270)
(4)	CMS Energy Corp., Strike @ 45.00 Exp 5/19/17	(300)
(9)	Coach, Inc., Strike @ 42.00 Exp 5/19/17	(360)
(122)	Coca-Cola Co., Strike @ 44.00 Exp 5/19/17	(1,220)
(16)	Cognizant Technology Solutions Corp., Strike @ 60.00 Exp 5/19/17	(2,640)
(19)	Colgate-Palmolive Co., Strike @ 75.00 Exp 5/19/17	(760)
(92)	Comcast Corp., Class A, Strike @ 38.75 Exp 5/19/17	(8,463)
(5)	Comerica, Inc., Strike @ 72.50 Exp 5/19/17	(443)
(7)	ConAgra Foods, Inc., Strike @ 41.00 Exp 5/19/17	(53)
(4)	Concho Resources, Inc., Strike @ 135.00 Exp 5/19/17	(390)
(39)	ConocoPhillips, Inc., Strike @ 50.00 Exp 5/19/17	(1,326)
(7)	Consolidated Edison, Inc., Strike @ 80.00 Exp 5/19/17	(420)
(4)	Constellation Brands, Inc., Class A, Strike @ 175.00 Exp 5/19/17	(720)
(1)	Cooper Cos., Inc., Strike @ 200.00 Exp 5/19/17	(263)
(24)	Corning, Inc., Strike @ 28.00 Exp 5/19/17	(2,448)
(14)	Costco Wholesale Corp., Strike @ 175.00 Exp 5/19/17	(5,074)
(15)	Coty, Inc., Strike @ 19.00 Exp 5/19/17	(435)
(8)	Crown Castle International Corp., Strike @ 97.50 Exp 5/19/17	(260)
(14)	CSX Corp., Strike @ 50.00 Exp 5/19/17	(2,205)
(4)	Cummins, Inc., Strike @ 150.00 Exp 5/19/17	(1,760)
(18)	CVS Health Corp., Strike @ 80.00 Exp 5/19/17	(6,254)
(10)	D.R. Horton, Inc., Strike @ 34.00 Exp 5/19/17	(165)
(19)	Danaher Corp., Strike @ 85.00 Exp 5/19/17	(618)
(2)	Darden Restaurants, Inc., Strike @ 85.00 Exp 5/19/17	(300)
(4)	DaVita Healthcare Partners, Inc., Strike @ 70.00 Exp 5/19/17	(330)
(6)	Deere & Co., Strike @ 110.00 Exp 5/19/17	(2,310)
(7)	Delphi Automotive PLC, Strike @ 80.00 Exp 5/19/17	(1,593)
(23)	Delta Air Lines, Inc., Strike @ 48.00 Exp 5/19/17	(506)
(7)	DENTSPLY Sirona, Inc., Strike @ 65.00 Exp 5/19/17	(350)
(16)	Devon Energy Corp., Strike @ 42.00 Exp 5/19/17	(664)
(3)	Digital Realty Trust, Inc., Strike @ 115.00 Exp 5/19/17	(525)
(8)	Discover Financial Services, Inc., Class A, Strike @ 67.50 Exp 5/19/17	(40)
(3)	Discovery Communications, Inc., Class A, Strike @ 30.00 Exp 5/19/17	(113)
(6)	Discovery Communications, Inc., Class C, Strike @ 30.00 Exp 5/19/17	(120)
(5)	Dish Network Corp., Strike @ 62.50 Exp 5/19/17	(1,800)
(6)	Dollar General Corp., Strike @ 72.50 Exp 5/19/17	(945)
(7)	Dollar Tree, Inc., Strike @ 82.50 Exp 5/19/17	(1,470)
(19)	Dominion Resources, Inc., Strike @ 80.00 Exp 5/19/17	(475)
(3)	Dover Corp., Strike @ 80.00 Exp 5/19/17	(308)
(3)	DTE Energy Co., Strike @ 105.00 Exp 5/19/17	(353)
(11)	Duke Energy Corp., Strike @ 82.50 Exp 5/19/17	(1,073)
(8)	DXC Technology Co., Strike @ 80.00 Exp 5/19/17	(180)
(8)	E*Trade Financial Corp., Strike @ 37.00 Exp 5/19/17	(124)
(20)	E.I. Du Pont de Nemours & Co., Strike @ 80.00 Exp 5/19/17	(1,970)
(4)	Eastman Chemical Co., Strike @ 82.50 Exp 5/19/17	(210)
(14)	Eaton Corp. PLC, Strike @ 77.50 Exp 5/19/17	(910)
(32)	eBay, Inc., Strike @ 34.00 Exp 5/19/17	(1,072)
(8)	Ecolab, Inc., Strike @ 130.00 Exp 5/19/17	(1,280)
(10)	Edison International, Strike @ 82.50 Exp 5/19/17	(250)
(6)	Edwards Lifesciences Corp., Strike @ 105.00 Exp 5/19/17	(3,330)
(8)	Electronic Arts, Inc., Strike @ 95.00 Exp 5/19/17	(1,924)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(16)	Eli Lilly & Co., Strike @ 82.50 Exp 5/19/17	(1,288)
(13)	Emerson Electric Co., Strike @ 60.00 Exp 5/19/17	(1,658)
(4)	Entergy Corp., Strike @ 77.50 Exp 5/19/17	(150)
(18)	EOG Resources, Inc., Strike @ 97.50 Exp 5/19/17	(891)
(2)	Equinix, Inc., Strike @ 420.00 Exp 5/19/17	(1,120)
(4)	Equities Corp., Strike @ 65.00 Exp 5/19/17	(130)
(7)	Equity Residential, Strike @ 65.00 Exp 5/19/17	(543)
(1)	Essex Property Trust, Inc., Strike @ 240.00 Exp 5/19/17	(725)
(7)	Estee Lauder Cos., Class A, Strike @ 90.00 Exp 5/19/17	(648)
(5)	Eversource Energy, Strike @ 60.00 Exp 5/19/17	(350)
(23)	Exelon Corp., Strike @ 36.00 Exp 5/19/17	(345)
(3)	Expedia, Inc., Strike @ 140.00 Exp 5/19/17	(165)
(131)	Exxon Mobil Corp., Strike @ 82.50 Exp 5/19/17	(5,305)
(2)	F5 Networks, Inc., Strike @ 145.00 Exp 5/19/17	(23)
(74)	Facebook, Inc., Strike @ 150.00 Exp 5/19/17	(29,414)
(9)	Fastenal Co., Strike @ 47.00 Exp 5/19/17	(180)
(2)	Federal Realty Investment Trust, Strike @ 140.00 Exp 5/19/17	(95)
(5)	FedEx Corp., Strike @ 190.00 Exp 5/19/17	(1,383)
(10)	Fidelity National Information Services, Inc., Strike @ 85.00 Exp 5/19/17	(1,605)
(23)	Fifth Third BanCorp, Strike @ 26.00 Exp 5/19/17	(242)
(9)	FirstEnergy Corp., Strike @ 31.00 Exp 5/19/17	(158)
(4)	Fiserv, Inc., Strike @ 120.00 Exp 5/19/17	(430)
(4)	FLIR Systems, Inc., Strike @ 38.00 Exp 5/19/17	(70)
(3)	Flowserve Corp., Strike @ 50.00 Exp 5/19/17	(578)
(4)	Fluor Corp., Strike @ 52.50 Exp 5/19/17	(360)
(4)	FMC Corp., Strike @ 77.50 Exp 5/19/17	(300)
(4)	Foot Locker, Inc., Strike @ 80.00 Exp 5/19/17	(390)
(4)	Fortune Brands Home & Security, Inc., Strike @ 65.00 Exp 5/19/17	(200)
(33)	Freeport-McMoRan, Inc., Strike @ 13.00 Exp 5/19/17	(1,073)
(5)	Gap, Inc., Strike @ 27.00 Exp 5/19/17	(358)
(3)	Garmin, Ltd., Strike @ 52.50 Exp 5/19/17	(311)
(2)	Gartner Group, Inc., Strike @ 115.00 Exp 5/19/17	(545)
(9)	General Dynamics Corp., Strike @ 195.00 Exp 5/19/17	(2,003)
(14)	General Growth Properties, Inc., Strike @ 24.00 Exp 5/19/17	(98)
(18)	General Mills, Inc., Strike @ 60.00 Exp 5/19/17	(387)
(35)	General Motors Co., Strike @ 35.00 Exp 5/19/17	(1,698)
(4)	Genuine Parts Co., Strike @ 95.00 Exp 5/19/17	(170)
(41)	Gilead Sciences, Inc., Strike @ 70.00 Exp 5/19/17	(4,653)
(4)	Global Payments, Inc., Strike @ 85.00 Exp 5/19/17	(550)
(11)	Goldman Sachs Group, Inc., Strike @ 225.00 Exp 5/19/17	(3,602)
(8)	Goodyear Tire & Rubber Co., Strike @ 37.00 Exp 5/19/17	(380)
(6)	H&R Block, Inc., Strike @ 25.00 Exp 5/19/17	(315)
(27)	Halliburton Co., Strike @ 50.00 Exp 5/19/17	(189)
(12)	Hanesbrands, Inc., Strike @ 23.00 Exp 5/19/17	(390)
(4)	Harley-Davidson, Inc., Strike @ 57.50 Exp 5/19/17	(360)
(3)	Harris Corp., Strike @ 115.00 Exp 5/19/17	(413)
(11)	Hartford Financial Services Group, Inc., Strike @ 50.00 Exp 5/19/17	(226)
(3)	Hasbro, Inc., Strike @ 100.00 Exp 5/19/17	(398)
(9)	HCA Holdings, Inc., Strike @ 87.50 Exp 5/19/17	(585)
(8)	HCP, Inc., Strike @ 32.50 Exp 5/19/17	(120)
(3)	Helmerich & Payne, Inc., Strike @ 67.50 Exp 5/19/17	(23)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(2)	Henry Schein, Inc., Strike @ 175.00 Exp 5/19/17	(635)
(5)	Hess Corp., Strike @ 47.50 Exp 5/19/17	(1,063)
(8)	Hologic, Inc., Strike @ 45.00 Exp 5/19/17	(1,060)
(24)	Honeywell International, Inc., Strike @ 130.00 Exp 5/19/17	(5,687)
(5)	Hormel Foods Corp., Strike @ 35.00 Exp 5/19/17	(288)
(43)	HP, Inc., Strike @ 19.00 Exp 5/19/17	(1,419)
(4)	Humana, Inc., Strike @ 220.00 Exp 5/19/17	(2,100)
(24)	Huntington Bancshares, Inc., Strike @ 13.00 Exp 5/19/17	(540)
(2)	IDEXX Laboratories, Inc., Strike @ 170.00 Exp 5/19/17	(435)
(9)	Illinois Tool Works, Inc., Strike @ 140.00 Exp 5/19/17	(968)
(4)	Illumina, Inc., Strike @ 190.00 Exp 5/19/17	(940)
(5)	Incyte Corp., Strike @ 135.00 Exp 5/19/17	(925)
(6)	Ingersoll-Rand PLC, Strike @ 85.00 Exp 5/19/17	(2,400)
(105)	Intel Corp., Strike @ 37.00 Exp 5/19/17	(1,155)
(27)	International Business Machines Corp., Strike @ 165.00 Exp 5/19/17	(513)
(2)	International Flavors & Fragrances, Inc., Strike @ 140.00 Exp 5/19/17	(525)
(13)	International Paper Co., Strike @ 55.00 Exp 5/19/17	(598)
(5)	Intuit, Inc., Strike @ 120.00 Exp 5/19/17	(2,800)
(1)	Intuitive Surgical, Inc., Strike @ 835.00 Exp 5/19/17	(1,225)
(12)	Invesco, Ltd., Strike @ 33.00 Exp 5/19/17	(600)
(7)	Iron Mountain, Inc., Strike @ 37.50 Exp 5/19/17	(70)
(2)	J.B. Hunt Transport Services, Inc., Strike @ 95.00 Exp 5/19/17	(25)
(3)	Jacobs Engineering Group, Inc., Strike @ 55.00 Exp 5/19/17	(405)
(86)	Johnson & Johnson, Strike @ 125.00 Exp 5/19/17	(5,073)
(22)	Johnson Controls International PLC, Strike @ 43.00 Exp 5/19/17	(396)
(113)	JPMorgan Chase & Co., Strike @ 87.50 Exp 5/19/17	(11,921)
(10)	Juniper Networks, Inc., Strike @ 29.00 Exp 5/19/17	(1,230)
(3)	Kansas City Southern Industries, Inc., Strike @ 95.00 Exp 5/19/17	(135)
(7)	Kellogg Co., Strike @ 75.00 Exp 5/19/17	(280)
(34)	KeyCorp, Strike @ 19.00 Exp 5/19/17	(459)
(6)	Kimberly-Clark Corp., Strike @ 130.00 Exp 5/19/17	(1,020)
(49)	Kinder Morgan, Inc., Strike @ 21.00 Exp 5/19/17	(1,103)
(3)	KLA-Tencor Corp., Strike @ 100.00 Exp 5/19/17	(240)
(4)	Kohl's Corp., Strike @ 42.50 Exp 5/19/17	(260)
(15)	Kroger Co., Strike @ 30.00 Exp 5/19/17	(563)
(6)	L Brands, Inc., Strike @ 52.50 Exp 5/19/17	(1,320)
(2)	L3 Technologies, Inc., Strike @ 175.00 Exp 5/19/17	(205)
(5)	Lam Research Corp., Strike @ 145.00 Exp 5/19/17	(1,338)
(4)	Leggett & Platt, Inc., Strike @ 55.00 Exp 5/19/17	(100)
(4)	Lennar Corp., Strike @ 52.50 Exp 5/19/17	(118)
(10)	Leucadia National Corp., Strike @ 27.00 Exp 5/19/17	(100)
(6)	Lincoln National Corp., Strike @ 67.50 Exp 5/19/17	(738)
(8)	LKQ Corp., Strike @ 30.00 Exp 5/19/17	(1,160)
(8)	Lockheed Martin Corp., Strike @ 280.00 Exp 5/19/17	(300)
(20)	Lowe's Cos., Inc., Strike @ 85.00 Exp 5/19/17	(2,520)
(10)	LyondellBasell Industries NV, Class A, Strike @ 90.00 Exp 5/19/17	(250)
(5)	M&T Bank Corp., Strike @ 160.00 Exp 5/19/17	(588)
(9)	Macy's, Inc., Strike @ 32.00 Exp 5/19/17	(347)
(2)	Mallinckrodt PLC, Strike @ 45.00 Exp 5/19/17	(610)
(27)	Marathon Oil Corp., Strike @ 16.00 Exp 5/19/17	(419)
(11)	Marathon Petroleum Corp., Strike @ 50.00 Exp 5/19/17	(1,788)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(8)	Marriott International, Inc., Class A, Strike @ 95.00 Exp 5/19/17	(1,500)
(16)	Marsh & McLennan Cos., Inc., Strike @ 75.00 Exp 5/19/17	(800)
(2)	Martin Marietta Materials, Inc., Strike @ 230.00 Exp 5/19/17	(515)
(7)	Masco Corp., Strike @ 35.00 Exp 5/19/17	(1,540)
(16)	MasterCard, Inc., Class A, Strike @ 115.00 Exp 5/19/17	(5,079)
(3)	McCormick & Co., Inc., Strike @ 105.00 Exp 5/19/17	(45)
(17)	McDonald's Corp., Strike @ 135.00 Exp 5/19/17	(8,924)
(6)	McKesson Corp., Strike @ 145.00 Exp 5/19/17	(960)
(43)	Medtronic PLC, Strike @ 82.50 Exp 5/19/17	(5,654)
(46)	Merck & Co., Inc., Strike @ 62.50 Exp 5/19/17	(5,887)
(23)	MetLife, Inc., Strike @ 52.50 Exp 5/19/17	(1,426)
(5)	Michael Kors Holdings, Ltd., Strike @ 40.00 Exp 5/19/17	(125)
(6)	Microchip Technology, Inc., Strike @ 77.50 Exp 5/19/17	(630)
(32)	Micron Technology, Inc., Strike @ 30.00 Exp 5/19/17	(688)
(154)	Microsoft Corp., Strike @ 67.50 Exp 5/19/17	(21,020)
(3)	Mid-America Apartment Communities, Inc., Strike @ 105.00 Exp 5/19/17	(8)
(1)	Mohawk Industries, Inc., Strike @ 240.00 Exp 5/19/17	(180)
(5)	Molson Coors Brewing Co., Class B, Strike @ 97.50 Exp 5/19/17	(650)
(48)	Mondelez International, Inc., Strike @ 47.00 Exp 5/19/17	(1,848)
(12)	Monster Beverage Corp., Strike @ 50.00 Exp 5/19/17	(300)
(5)	Moody's Corp., Strike @ 120.00 Exp 5/19/17	(865)
(45)	Morgan Stanley, Strike @ 44.00 Exp 5/19/17	(2,790)
(5)	Motorola Solutions, Inc., Strike @ 87.50 Exp 5/19/17	(735)
(3)	Murphy Oil Corp., Strike @ 27.50 Exp 5/19/17	(135)
(9)	Mylan NV, Strike @ 37.50 Exp 5/19/17	(1,040)
(12)	National-Oilwell Varco, Inc., Strike @ 37.00 Exp 5/19/17	(300)
(8)	NetApp, Inc., Strike @ 42.00 Exp 5/19/17	(108)
(10)	Netflix.com, Inc., Strike @ 145.00 Exp 5/19/17	(8,224)
(15)	Newell Rubbermaid, Inc., Strike @ 49.00 Exp 5/19/17	(975)
(6)	Newfield Exploration Co., Strike @ 37.00 Exp 5/19/17	(225)
(14)	Newmont Mining Corp., Strike @ 36.00 Exp 5/19/17	(308)
(7)	News Corp., Class A, Strike @ 13.00 Exp 5/19/17	(140)
(11)	NextEra Energy, Inc., Strike @ 135.00 Exp 5/19/17	(1,018)
(10)	Nielsen Holdings PLC, Strike @ 43.00 Exp 5/19/17	(375)
(42)	Nike, Inc., Class B, Strike @ 57.50 Exp 5/19/17	(672)
(10)	Noble Energy, Inc., Strike @ 35.00 Exp 5/19/17	(200)
(3)	Nordstrom, Inc., Strike @ 50.00 Exp 5/19/17	(395)
(7)	Norfolk Southern Corp., Strike @ 120.00 Exp 5/19/17	(735)
(6)	Northern Trust Corp., Strike @ 90.00 Exp 5/19/17	(1,020)
(4)	Northrop Grumman Corp., Strike @ 250.00 Exp 5/19/17	(600)
(8)	NRG Energy, Inc., Strike @ 18.00 Exp 5/19/17	(200)
(10)	Nucor Corp., Strike @ 62.50 Exp 5/19/17	(935)
(18)	NVIDIA Corp., Strike @ 110.00 Exp 5/19/17	(4,229)
(13)	Occidental Petroleum Corp., Strike @ 62.50 Exp 5/19/17	(891)
(5)	Omnicom Group, Inc., Strike @ 85.00 Exp 5/19/17	(113)
(6)	ONEOK, Inc., Strike @ 55.00 Exp 5/19/17	(225)
(54)	Oracle Corp., Strike @ 45.00 Exp 5/19/17	(2,727)
(2)	O'Reilly Automotive, Inc., Strike @ 270.00 Exp 5/19/17	(50)
(10)	PACCAR, Inc., Strike @ 69.40 Exp 5/19/17	(300)
(4)	Parker Hannifin Corp., Strike @ 165.00 Exp 5/19/17	(520)
(2)	Patterson Cos., Inc., Strike @ 45.00 Exp 5/19/17	(90)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(10)	Paychex, Inc., Strike @ 60.00 Exp 5/19/17	(350)
(35)	PayPal Holdings, Inc., Strike @ 46.00 Exp 5/19/17	(6,859)
(5)	Pentair PLC, Strike @ 65.00 Exp 5/19/17	(488)
(28)	PepsiCo, Inc., Strike @ 115.00 Exp 5/19/17	(1,456)
(3)	PerkinElmer, Inc., Strike @ 60.00 Exp 5/19/17	(338)
(4)	Perrigo Co. PLC, Strike @ 70.00 Exp 5/19/17	(2,040)
(130)	Pfizer, Inc., Strike @ 34.00 Exp 5/19/17	(4,419)
(15)	PG&E Corp., Strike @ 70.00 Exp 5/19/17	(300)
(24)	Philip Morris International, Strike @ 110.00 Exp 5/19/17	(4,619)
(10)	Phillips 66, Strike @ 77.50 Exp 5/19/17	(2,575)
(5)	Pioneer Natural Resources Co., Strike @ 185.00 Exp 5/19/17	(725)
(9)	PNC Financial Services Group, Strike @ 120.00 Exp 5/19/17	(2,075)
(1)	Polo Ralph Lauren Corp., Strike @ 85.00 Exp 5/19/17	(148)
(8)	PPG Industries, Inc., Strike @ 110.00 Exp 5/19/17	(1,180)
(11)	PPL Corp., Strike @ 38.00 Exp 5/19/17	(633)
(5)	Praxair, Inc., Strike @ 120.00 Exp 5/19/17	(3,075)
(7)	Principal Financial Group, Inc., Strike @ 65.00 Exp 5/19/17	(980)
(50)	Procter & Gamble Co., Strike @ 90.00 Exp 5/19/17	(475)
(18)	Progressive Corp., Strike @ 40.00 Exp 5/19/17	(675)
(10)	Prologis, Inc., Strike @ 55.00 Exp 5/19/17	(625)
(13)	Prudential Financial, Inc., Strike @ 110.00 Exp 5/19/17	(1,515)
(9)	Public Service Enterprise Group, Inc., Strike @ 45.00 Exp 5/19/17	(270)
(2)	Public Storage, Strike @ 230.00 Exp 5/19/17	(15)
(7)	Pulte Group, Inc., Strike @ 24.00 Exp 5/19/17	(53)
(2)	PVH Corp., Strike @ 105.00 Exp 5/19/17	(190)
(4)	Qorvo, Inc., Strike @ 77.50 Exp 5/19/17	(190)
(46)	Qualcomm, Inc., Strike @ 55.00 Exp 5/19/17	(2,369)
(4)	Quanta Services, Inc., Strike @ 37.00 Exp 5/19/17	(230)
(3)	Quest Diagnostics, Inc., Strike @ 105.00 Exp 5/19/17	(488)
(6)	Range Resources Corp., Strike @ 30.00 Exp 5/19/17	(120)
(4)	Raymond James Financial, Inc., Strike @ 77.50 Exp 5/19/17	(190)
(9)	Raytheon Co., Strike @ 160.00 Exp 5/19/17	(347)
(5)	Red Hat, Inc., Strike @ 90.00 Exp 5/19/17	(388)
(4)	Regency Centers Corporation, Strike @ 70.00 Exp 5/19/17	(80)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 405.00 Exp 5/19/17	(1,570)
(27)	Regions Financial Corp., Strike @ 14.00 Exp 5/19/17	(621)
(7)	Republic Services, Inc., Class A, Strike @ 65.00 Exp 5/19/17	(105)
(2)	Robert Half International, Inc., Strike @ 45.00 Exp 5/19/17	(330)
(4)	Rockwell Automation, Inc., Strike @ 160.00 Exp 5/19/17	(570)
(2)	Roper Technologies, Inc., Strike @ 210.00 Exp 5/19/17	(1,850)
(12)	Ross Stores, Inc., Strike @ 67.50 Exp 5/19/17	(750)
(4)	Royal Caribbean Cruises, Ltd., Strike @ 100.00 Exp 5/19/17	(2,830)
(7)	S&P Global, Inc., Strike @ 135.00 Exp 5/19/17	(1,173)
(20)	Salesforce.com, Inc., Strike @ 90.00 Exp 5/19/17	(2,080)
(25)	Schlumberger, Ltd., Strike @ 75.00 Exp 5/19/17	(1,000)
(3)	Scripps Networks Interactive, Inc., Class A, Strike @ 80.00 Exp 5/19/17	(158)
(6)	Sealed Air Corp., Strike @ 46.00 Exp 5/19/17	(240)
(6)	Sempra Energy, Strike @ 115.00 Exp 5/19/17	(510)
(2)	Sherwin-Williams Co., Strike @ 330.00 Exp 5/19/17	(1,480)
(2)	Signet Jewelers, Ltd., Strike @ 70.00 Exp 5/19/17	(125)
(10)	Simon Property Group, Inc., Strike @ 180.00 Exp 5/19/17	(95)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(4)	Skyworks Solutions, Inc., Strike @ 105.00 Exp 5/19/17	(240)
(3)	SL Green Realty Corp., Strike @ 110.00 Exp 5/19/17	(105)
(1)	Snap-on, Inc., Strike @ 180.00 Exp 5/19/17	(15)
(15)	Southern Co., Strike @ 50.00 Exp 5/19/17	(555)
(19)	Southwest Airlines Co., Strike @ 60.00 Exp 5/19/17	(380)
(4)	Stanley Black & Decker, Inc., Strike @ 140.00 Exp 5/19/17	(180)
(46)	Starbucks Corp., Strike @ 62.50 Exp 5/19/17	(322)
(8)	State Street Corp., Strike @ 80.00 Exp 5/19/17	(3,619)
(2)	Stericycle, Inc., Strike @ 90.00 Exp 5/19/17	(370)
(7)	Stryker Corp., Strike @ 135.00 Exp 5/19/17	(1,540)
(16)	Symantec Corp., Strike @ 32.00 Exp 5/19/17	(1,128)
(24)	Synchrony Financial, Strike @ 35.00 Exp 5/19/17	(120)
(4)	Synopsys, Inc., Strike @ 75.00 Exp 5/19/17	(440)
(16)	Sysco Corp., Strike @ 55.00 Exp 5/19/17	(520)
(7)	T. Rowe Price Group, Inc., Strike @ 75.00 Exp 5/19/17	(53)
(9)	Target Corp., Strike @ 55.00 Exp 5/19/17	(1,580)
(8)	TE Connectivity, Ltd., Strike @ 75.00 Exp 5/19/17	(2,380)
(6)	TEGNA, Inc., Strike @ 27.00 Exp 5/19/17	(135)
(2)	Tesoro Corp., Strike @ 80.00 Exp 5/19/17	(442)
(31)	Texas Instruments, Inc., Strike @ 82.50 Exp 5/19/17	(512)
(8)	Textron, Inc., Strike @ 48.00 Exp 5/19/17	(304)
(14)	The Boeing Co., Strike @ 185.00 Exp 5/19/17	(2,793)
(38)	The Charles Schwab Corp., Strike @ 40.00 Exp 5/19/17	(1,710)
(20)	The Dow Chemical Co., Strike @ 62.50 Exp 5/19/17	(2,310)
(3)	The Hershey Co., Strike @ 110.00 Exp 5/19/17	(230)
(20)	The Home Depot, Inc., Strike @ 150.00 Exp 5/19/17	(14,699)
(11)	The Interpublic Group of Cos., Inc., Strike @ 25.00 Exp 5/19/17	(110)
(3)	The J.M. Smucker Co., Strike @ 130.00 Exp 5/19/17	(98)
(19)	The Kraft Heinz Co., Strike @ 95.00 Exp 5/19/17	(665)
(3)	The Macerich Co., Strike @ 70.00 Exp 5/19/17	(263)
(9)	The Mosaic Co., Strike @ 28.00 Exp 5/19/17	(329)
(3)	The NASDAQ OMX Group, Inc., Strike @ 72.50 Exp 5/19/17	(45)
(1)	The Priceline Group, Inc., Strike @ 1,860.00 Exp 5/19/17	(3,989)
(15)	The TJX Companies, Inc., Strike @ 80.00 Exp 5/19/17	(1,350)
(23)	The Walt Disney Co., Strike @ 115.00 Exp 5/19/17	(5,508)
(12)	Thermo Fisher Scientific, Inc., Strike @ 160.00 Exp 5/19/17	(7,139)
(3)	Tiffany & Co., Strike @ 95.00 Exp 5/19/17	(164)
(13)	Time Warner, Inc., Strike @ 100.00 Exp 5/19/17	(585)
(4)	Total System Services, Inc., Strike @ 55.00 Exp 5/19/17	(1,030)
(1)	TransDigm Group, Inc., Strike @ 256.00 Exp 5/19/17	(555)
(10)	Transocean, Ltd., Strike @ 12.00 Exp 5/19/17	(145)
(5)	Travelers Companies, Inc., Strike @ 120.00 Exp 5/19/17	(1,225)
(3)	TripAdvisor, Inc., Strike @ 47.00 Exp 5/19/17	(420)
(33)	Twenty-First Century Fox, Inc., Class A, Strike @ 32.00 Exp 5/19/17	(825)
(15)	Twenty-First Century Fox, Inc., Class B, Strike @ 32.00 Exp 5/19/17	(150)
(6)	Tyson Foods, Inc., Class A, Strike @ 67.50 Exp 5/19/17	(420)
(50)	U.S. BanCorp, Strike @ 52.50 Exp 5/19/17	(1,550)
(1)	Ulta Salon Cosmetics, Strike @ 285.00 Exp 5/19/17	(253)
(4)	Under Armour, Inc., Class A, Strike @ 20.00 Exp 5/19/17	(644)
(6)	Under Armour, Inc., Class C, Strike @ 20.00 Exp 5/19/17	(195)
(16)	Union Pacific Corp., Strike @ 110.00 Exp 5/19/17	(5,279)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	April 30, 2017

Number of Contracts		Value ($)
Written Call Options, Continued
(9)	United Continental Holdings, Inc., Strike @ 72.50 Exp 5/19/17	(815)
(21)	United Parcel Service, Inc., Class B, Strike @ 110.00 Exp 5/19/17	(693)
(2)	United Rentals, Inc., Strike @ 120.00 Exp 5/19/17	(110)
(12)	United Technologies Corp., Strike @ 115.00 Exp 5/19/17	(5,069)
(30)	UnitedHealth Group, Inc., Strike @ 175.00 Exp 5/19/17	(6,869)
(2)	Universal Health Services, Class B, Strike @ 125.00 Exp 5/19/17	(160)
(7)	Unum Group, Strike @ 47.00 Exp 5/19/17	(420)
(14)	Valero Energy Corp., Strike @ 67.50 Exp 5/19/17	(252)
(2)	Varian Medical Systems, Inc., Strike @ 90.00 Exp 5/19/17	(390)
(2)	VeriSign, Inc., Strike @ 90.00 Exp 5/19/17	(161)
(5)	Verisk Analytics, Inc., Strike @ 85.00 Exp 5/19/17	(475)
(129)	Verizon Communications, Inc., Strike @ 49.00 Exp 5/19/17	(516)
(7)	Vertex Pharmaceuticals, Inc., Strike @ 125.00 Exp 5/19/17	(455)
(8)	VF Corp., Strike @ 57.50 Exp 5/19/17	(140)
(7)	Viacom, Inc., Class B, Strike @ 45.00 Exp 5/19/17	(333)
(59)	Visa, Inc., Class A, Strike @ 95.00 Exp 5/19/17	(708)
(5)	Vornado Realty Trust, Strike @ 105.00 Exp 5/19/17	(25)
(3)	Vulcan Materials Co., Strike @ 125.00 Exp 5/19/17	(608)
(1)	W.W. Grainger, Inc., Strike @ 200.00 Exp 5/19/17	(75)
(16)	Walgreens Boots Alliance, Inc., Strike @ 85.00 Exp 5/19/17	(3,431)
(24)	Wal-Mart Stores, Inc., Strike @ 75.00 Exp 5/19/17	(2,952)
(13)	Waste Management, Inc., Strike @ 75.00 Exp 5/19/17	(163)
(2)	Waters Corp., Strike @ 165.00 Exp 5/19/17	(1,240)
(5)	WEC Energy Group, Inc., Strike @ 60.00 Exp 5/19/17	(550)
(120)	Wells Fargo & Co., Strike @ 55.00 Exp 5/19/17	(3,479)
(9)	Welltower, Inc., Strike @ 75.00 Exp 5/19/17	(68)
(9)	Western Digital Corp., Strike @ 90.00 Exp 5/19/17	(1,575)
(15)	Western Union Co., Strike @ 21.00 Exp 5/19/17	(263)
(6)	WestRock Co., Strike @ 55.00 Exp 5/19/17	(345)
(23)	Weyerhaeuser Co., Strike @ 36.00 Exp 5/19/17	(230)
(2)	Whirlpool Corp., Strike @ 180.00 Exp 5/19/17	(1,380)
(7)	Whole Foods Market, Inc., Strike @ 37.00 Exp 5/19/17	(672)
(3)	Willis Towers Watson PLC, Strike @ 130.00 Exp 5/19/17	(1,065)
(3)	Wyndham Worldwide Corp., Strike @ 92.50 Exp 5/19/17	(1,065)
(2)	Wynn Resorts, Ltd., Strike @ 125.00 Exp 5/19/17	(378)
(8)	Xcel Energy, Inc., Strike @ 45.00 Exp 5/19/17	(620)
(6)	Xilinx, Inc., Strike @ 60.00 Exp 5/19/17	(2,010)
(8)	XL Group PLC, Strike @ 42.00 Exp 5/19/17	(452)
(23)	Yahoo!, Inc., Strike @ 49.00 Exp 5/19/17	(1,024)
(10)	Yum! Brands, Inc., Strike @ 67.50 Exp 5/19/17	(510)
(5)	Zimmer Biomet Holdings, Inc., Strike @ 125.00 Exp 5/19/17	(213)
(6)	Zions Bancorporation, Strike @ 43.00 Exp 5/19/17	(72)
(10)	Zoetis, Inc., Strike @ 55.00 Exp 5/19/17	(1,975)
Total Written Call Options (Premiums Received $534,886)		$(688,637)

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENT OF ASSETS AND LIABILITIES	April 30, 2017

Horizons S&P 500® Covered Call ETF
Assets:
Investments, at value (Cost $54,534,898)	$64,888,313
Cash	433,212
Dividends receivable	63,329
Receivable for investments sold	51,995
Total Assets	65,436,849
Liabilities:
Payable for investments purchased	23
Written options (Premiums received $534,886)	688,637
Distributions payable	301,353
Advisory fees payable	34,192
Total Liabilities	1,024,205

Net Assets	$64,412,644

Net Assets consist of:
Capital	$59,807,482
Accumulated net investment income (loss)	—
Accumulated net realized gains (loss) on investments	(5,594,502)
Net unrealized appreciation (depreciation) on investments	10,199,664
Net Assets	$64,412,644

Net Assets:	$64,412,644
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,352,500
Net Asset Value, Offering and Redemption Price per Share	$47.62

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENT OF OPERATIONS	For the Year Ended April 30, 2017

Horizons S&P 500® Covered Call ETF
Investment Income:
Dividend income (net of foreign withholding tax of $506)	$1,343,885
Total Investment Income	1,343,885

Expenses:
Advisory fees	414,379
Total Expenses	414,379

Net Investment Income (Loss)	929,506

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,186,496
Net realized gains (losses) on written options	(1,328,740)
Change in unrealized appreciation (depreciation) on investments and written options	7,748,541
Net Realized and Unrealized Gains (Losses) on Investments	7,606,297

Change in Net Assets Resulting From Operations	$8,535,803

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2017

	Horizons S&P 500® Covered Call ETF
	Year Ended April 30, 2017	Year Ended April 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$929,506	$1,114,454
Net realized gains (losses) on investments	1,186,496	1,898,151
Net realized gains (losses) on written options	(1,328,740)	(487,381)
Change in unrealized appreciation (depreciation) on investments and written options	7,748,541	(3,396,184)
Change in net assets resulting from operations	8,535,803	(870,960)

Distributions to Shareholders From:
Net investment income	(2,156,257)	(2,427,283)
Tax return of capital	—	(940,860)
Change in net assets resulting from distributions	(2,156,257)	(3,368,143)

Capital Transactions:
Proceeds from shares issued	9,058,596	—
Cost of shares redeemed	(11,484,311)	(12,577,708)
Change in net assets resulting from capital transactions	(2,425,715)	(12,577,708)
Change in net assets	3,953,831	(16,816,811)

Net Assets:
Beginning of year	60,458,813	77,275,624
End of year	$64,412,644	$60,458,813
Accumulated net investment income (loss)	$—	$—

Share Transactions:
Issued	200,000	—
Redeemed	(250,000)	(300,000)
Change in shares	(50,000)	(300,000)

Amounts listed as “—” are $0 or have been rounded to $0.

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distribution to Shareholders From							Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a),(b)	Total Return at Market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(e)
Horizons S&P 500® Covered Call ETF
Year Ended April 30, 2017	$43.11	$0.66	(f)	$5.39	$6.05	$(1.54)	$—	$—	$(1.54)	$47.62	14.29%	14.54%	0.65%	1.46%	$64,413	21%
Year Ended April 30, 2016	$45.39	$0.70	(f)	$(0.90)	$(0.20)	$(1.50)	$—	$(0.58)	$(2.08)	$43.11	(0.29)%	(0.67%)	0.65%	1.61%	$60,459	7%
Year Ended April 30, 2015	$44.85	$0.63	(f)	$2.03	$2.66	$(0.83)	$(0.63)	$(0.66)	$(2.12)	$45.39	5.97%	6.47%	0.65%	1.39%	$77,276	12%
June 24, 2013(g) through April 30, 2014	$40.00	$0.52		$5.66	$6.18	$(0.64)	$(0.69)	$—	$(1.33)	$44.85	15.59%	15.73%	0.65%	1.37%	$27,024	34%

(a)	Not annualized for periods less than one year.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(f)	Per share numbers have been calculated using the average shares method.

(g)	Commencement of operations.

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS	April 30, 2017

1. Organization

Exchange Listed Funds Trust (the “Trust”), was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The financial statements herein are for the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund” or the “Fund”). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund’s prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2017 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$64,888,313	$—	$—	$64,888,313
Total Investment Securities	64,888,313	—	—	64,888,313
Other Financial Instruments:
Written Call Options	(688,637)	—	—	(688,637)
Total Investments	$64,199,676	$—	$—	$64,199,676

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of April 30, 2017, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the year ended April 30, 2017, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the year ended April 30, 2017:

S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2016	6,705	$532,470
Options written	92,466	6,882,559
Options expired	—	—
Options exercised	(524)	(45,759)
Options closed	(91,827)	(6,834,384)
Options outstanding at April 30, 2017	6,820	$534,886

The following is a summary of the value of written options on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2017:

		Assets		Liabilities
Fund	Primary Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
S&P 500 Fund	Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$688,637

The following is a summary of the effect of written options on the Statement of Operations, categorized by risk exposure, for the year ended April 30, 2017:

Fund	Primary Risk Exposure	Realized gains (losses) on written options	Change in unrealized appreciation (depreciation) on investments and written options
S&P 500 Fund	Equity Risk Exposure	$(1,328,740)	$(114,559)

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

The volume of options written by the Fund at April 30, 2017 is indicative of the volume of options throughout the year ended April 30, 2017.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Interest income is accrued daily. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

Distributions to Shareholders

The Fund distributes a monthly dividend of net investment income and any net short-term capital gains recognized in connection with the Fund’s equity call option activities calculated during each monthly dividend calculation period. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of a fund.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.65% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Fund except for the advisory fee, distribution fees and expenses pursuant to the Fund’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions and will continuously review, supervise and administer the investment program, subject to the supervision of the Adviser and the Board.

The Sub-Adviser fees are borne by the Fund’s Adviser and are calculated daily and paid monthly as follows:

Fund
S&P 500 Fund	0.55% of the first $500,000,000
0.57% of the next $3,500,000,000
0.60% of the next $6,000,000,000
0.62% of assets above $10,000,000,000

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 29, 2017. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Servicing Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Fund pursuant to a Custodial and Agency Services Agreement.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

Officers of the Trust

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2017 were $13,729,210 and $20,741,988, respectively.

Purchases of in-kind transactions for the year ended April 30, 2017 were $2,233,669. There were no sales of in-kind transactions for the year ended April 30, 2017.

5. Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the S&P 500 Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly by the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized Participants pay a transaction fee, typically $3,000, in connection with the purchase or redemption of Creation Units (regardless of the number of Creation Units purchased or redeemed in the transaction). Additional fees may be assessed, up to 0.02% of the value of the transaction, for cash transactions or other non-standard Creation Unit orders. Retail investors who use the services of an Authorized Participant or other broker to purchase or redeem shares may be charged a fee for such services. Such fees are not payable to the Fund.

6. Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2017

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

7. Federal Income Tax Information

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences arising from the character of distributions received from certain investments, the following amounts have been reclassified for the fiscal year ended April 30, 2017:

Fund	Accumulated Net Investment Income (Loss) on Investments	Accumulated Net Realized Gain (Loss) on Investments
S&P 500 Fund	$1,226,751	$(1,226,751)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2017 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
S&P 500 Fund	$2,156,257	$—	$2,156,257	$—	$2,156,257

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
S&P 500 Fund	$2,422,108	$5,175	$2,427,283	$940,860	$3,368,143

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2017

As of the fiscal year ended April 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)(a)	Accumulated Earnings (Deficit)
S&P 500 Fund	$427,656	$4,177,506	$4,605,162

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and straddles.

At April 30, 2017, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$60,557,056	$12,884,524	$(8,553,267)	$4,331,257

Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

8. Subsequent Events

The Board, based on a recommendation from the Adviser and the Sub-Adviser, approved a reorganization of the Fund to become a series of Horizons ETF Trust I. The reorganization is subject to shareholder approval and, if approved, is expected to occur on or about June 28, 2017.

Exchange Listed Funds Trust REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Horizons S&P 500® Covered Call ETF:

We have audited the accompanying statement of assets and liabilities of Horizons S&P 500® Covered Call ETF (the Fund), including the schedules of portfolio investments and written call options, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for the each year in the three-year period then ended and the period June 24, 2013 through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each year in the three-year period then ended and the period June 24, 2013 through April 30, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
June 23, 2017

Exchange Listed Funds Trust DISCLOSURE OF FUND EXPENSES	April 30, 2017 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund Shares which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 11/1/2016	Actual Ending Account Value 4/30/17	Hypothetical Ending Account Value 4/30/17	Actual Expenses Paid During the Period 11/1/16 - 4/30/17*	Hypothetical Expenses Paid During the Period 11/1/16 - 4/30/17*	Annualized Expense Ratio During Period 11/1/16 - 4/30/17
S&P 500 Fund	$1,000.00	$1,099.70	$1,021.57	$3.38	$3.26	0.65%

*
Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Exchange Listed Funds Trust OTHER INFORMATION	April 30, 2017 (Unaudited)

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Select Sector™ is a trademark of Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500®, S&P 500 Stock Covered Call™ and/or S&P 500 Financial Select Sector Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index (the “Index”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons. The Horizons S&P 500 Covered Call ETF (the “ETF”) is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”) or Merrill Lynch. Neither S&P Dow Jones Indices, CBOE nor Merrill Lynch make any representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the Index to track general market or market segment performance. S&P Dow Jones Indices’, CBOE’s and Merrill Lynch’s only relationship to Horizons with respect to the Index is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Index and/or the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and Merrill Lynch. The IOPVs and Index are determined, composed and calculated by S&P Dow Jones Indices, CBOE and/or Merrill Lynch, as the case may be, without regard to Horizons or the ETF. S&P Dow Jones Indices, CBOE and Merrill Lynch have no obligation to take the needs of Horizons or the owners of the ETF into consideration in determining, composing or calculating the IOPVs and Index. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the determination of the prices, and amount of the ETF or the timing of the issuance or sale of the ETF or in the determination or calculation of the equation by which the ETF is to be converted into cash. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the issuance or sale of the ETF, and have no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices, CBOE and Merrill Lynch to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETF currently being issued by Horizons, but which may be similar to and competitive with the ETF. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the IOPVs, Index and the ETF.

S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORFOLIO VALUE OR INDEX OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETFS (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE WITH RESPECT TO THE ETFS OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, MERRILL LYNCH AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Exchange Listed Funds Trust ADDITIONAL INFORMATION	April 30, 2017 (Unaudited)

Additional Federal Income Tax Information

Complete information regarding the tax status of distributions will be reported on Form 1099.

For the fiscal year ended April 30, 2017, the Fund declared short-term capital gain distributions of $1,241,913.

Exchange Listed Funds Trust TRUSTEES	April 30, 2017 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee*	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016	4	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice 2000-2014	14	Exchange Listed Funds Trust (10) – Trustee; Edward Jones Money Market Fund – Trustee; Source ETF Trust – Trustee (2014-2015)
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1943)	Trustee	Since 2012	Consultant, Jones Day 2012-2015	14	Exchange Listed Funds Trust (10) – Trustee; Source ETF Trust – Trustee (2014-2015)
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010-present – Independent Advisor	14	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (10) – Trustee; Source ETF Trust – Trustee (2014-2015)

[1]	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

*	As of May 31, 2017

Exchange Listed Funds Trust OFFICERS	April 30, 2017 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 years
J. Garrett Stevens 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1979)	President	Since 2012
President, Exchange Traded Concepts Trust 2011-present; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; Chief Executive Officer and Secretary, Exchange Traded Concepts Trust 2009-2011; Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011

Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Secretary, Exchange Traded Concepts Trust 2011-present; Private Investor 2002-present; Managing Member, Yorkville ETF Advisors 2011-2016
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 (1972)	Treasurer	Since 2012	Managing Director, Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present
James J. Baker Jr. 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1951)	Assistant Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011-present — Managing Partner; Yorkville ETF Advisors, 2012-present — Managing Partner; Goldman Sachs, 2000-2011 — Vice President
Ann Edgeworth 10 High Street Suite 302 Boston, MA 02110 (1961)	Chief Compliance Officer	Since 2012	Managing Director, Foreside Fund Officer Services, LLC 2010-present

[1]	Each Officer serves at the pleasure of the Board of Trustees.

The Trust’s Statement of Additional Information (“SAI) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling toll-free 1-855-HZN-ETFS or at www.horizonsetfs.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser: Exchange Traded Concepts, LLC 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC 625 Madison, 3rd Floor New York, NY 10022
Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Proxy Voting Information

A description of Horizons ETFs Management (USA) LLC’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.horizonsetfs.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.horizonsetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:
2017	2016
$18,500	$17,500

Audit fees, paid to KPMG LLP, relate to the audit of the registrant's annual financial statements and the audit of the opening balance sheet.

(b) Audit-Related Fees:
2017	2016
$5,900	$2,200

Audit-related fees, paid to KPMG LLP, relate to the consents issued and included with the registrant's post-effective registration statements.

(c) Tax Fees:
2017	2016
$11,000	$10,500

These tax fees relate to the preparation of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to KPMG LLP.

(d) All Other Fees:
2017	2016
$0	$0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)
2017	2016
0%	0%

(f) Not applicable.

(g)
2017	2016
$16,900	$12,700

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	June 29, 2017

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	June 29, 2017